Shareholder Report, Average Annual Return (Details)	12 Months Ended	52 Months Ended	60 Months Ended	98 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000165348
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Allocation Portfolio ($19,207)
C000165349
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Allocation Portfolio ($18,813)
C000165363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Core Portfolio ($30,617)
C000165364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Core Portfolio ($29,968)
C000165366
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Growth Portfolio ($17,372)
C000165367
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Growth Portfolio ($36,096)
C000165369
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined International Core Portfolio ($17,280)
C000165370
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined International Core Portfolio ($16,939)
C000165372
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($25,440)
C000165373
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio ($24,942)
C000165381
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Value Portfolio ($22,510)
C000165382
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock Disciplined Value Portfolio ($22,076)
C000165384
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock High Yield Portfolio ($14,159)
C000165385
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic BlackRock High Yield Portfolio ($13,882)
C000165351
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Global Atlantic Goldman Sachs Core Fixed Income Portfolio ($11,586)
Without Sales Load [Member] | C000165348
Average Annual Return [Line Items]
Average Annual Return, Percent	15.77%		7.47%	8.32%
Without Sales Load [Member] | C000165349
Average Annual Return [Line Items]
Average Annual Return, Percent	15.42%		7.20%	8.05%
Without Sales Load [Member] | C000165363
Average Annual Return [Line Items]
Average Annual Return, Percent	20.22%		14.90%	14.69%
Without Sales Load [Member] | C000165364
Average Annual Return [Line Items]
Average Annual Return, Percent	19.83%		14.60%	14.39%
Without Sales Load [Member] | C000165366
Average Annual Return [Line Items]
Average Annual Return, Percent	22.55%	13.49%
Without Sales Load [Member] | C000165367
Average Annual Return [Line Items]
Average Annual Return, Percent	22.27%		14.95%	17.03%
Without Sales Load [Member] | C000165369
Average Annual Return [Line Items]
Average Annual Return, Percent	32.60%		8.36%	6.93%
Without Sales Load [Member] | C000165370
Average Annual Return [Line Items]
Average Annual Return, Percent	32.33%		8.12%	6.67%
Without Sales Load [Member] | C000165372
Average Annual Return [Line Items]
Average Annual Return, Percent	10.12%		6.96%	12.12%
Without Sales Load [Member] | C000165373
Average Annual Return [Line Items]
Average Annual Return, Percent	9.90%		6.69%	11.85%
Without Sales Load [Member] | C000165381
Average Annual Return [Line Items]
Average Annual Return, Percent	17.17%		12.42%	10.45%
Without Sales Load [Member] | C000165382
Average Annual Return [Line Items]
Average Annual Return, Percent	16.90%		12.12%	10.19%
Without Sales Load [Member] | C000165384
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%		4.15%	4.35%
Without Sales Load [Member] | C000165385
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%		3.90%	4.10%
Without Sales Load [Member] | C000165351
Average Annual Return [Line Items]
Average Annual Return, Percent	7.80%		(0.53%)	1.82%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%	10.98%
MSCI ACWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%		11.19%	10.98%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.58%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.58%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	11.34%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.30%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%	6.96%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%		7.91%	6.96%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.30%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.30%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.30%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.30%
Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%		0.06%	2.04%
Bloomberg US Universal Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%		0.06%	2.04%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	1.74%
S&P Target Risk® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%	7.50%
S&P Target Risk® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.59%		7.05%	7.50%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%	13.42%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.56%		15.32%	18.29%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%		6.65%	11.96%
Russell Midcap® Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%		6.65%	11.96%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%	9.69%
Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%		11.33%	9.69%
ICE BofA BB-B US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.73%		4.11%	4.78%
ICE BofA BB-B US High Yield Constrained Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.73%		4.11%	4.78%